Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 16,465,562	$ 18,535,115	$ 23,762,536
Cost of sales	(10,714,519)	(20,851,252)	(35,274,352)
Gross profit	5,751,043	(2,316,137)	(11,511,816)
Other income	291,582	122,139	461,564
Other gains and (losses)	(1,064,588)	(13,522,300)	(122,243)
Distribution and selling expenses	(1,094,391)	(2,670,955)	(3,265,380)
Administrative expenses	(3,478,258)	(4,907,020)	(4,879,397)
Profit (loss) from operations	405,388	(23,294,273)	(19,317,272)
Finance costs	(67,203)	(96,444)	(96,385)
Change in fair value of warrant liabilities
Loss before tax	338,185	(23,390,717)	(19,413,657)
Income tax income/(expense)	(442,590)	5,422,119	4,598,061
Loss for the year	(104,405)	(17,968,598)	(14,815,596)
Other comprehensive loss
-currency translation differences	(951,780)	(3,071,697)	4,810,715
Total comprehensive loss for the year	$ (1,056,185)	$ (21,040,295)	$ (10,004,881)
Loss per share of common stock attributable to the Company
-Basic	$ (0.00)	$ (8.06)	$ (7.96)
-Diluted	$ (0.00)	$ (8.06)	$ (7.96)
Weighted average shares outstanding:
-Basic	2,517,491	2,229,915	1,860,831
-Diluted	2,517,491	2,229,915	1,860,831